Loans and advances to customers - Renegotiated loans (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financial instruments
Renegotiated loan amount	$ 5,654	$ 5,351	$ 6,814
Percentage of renegotiated loans	100.00%	100.00%	100.00%
Loans to customers (non-performing)
Financial instruments
Renegotiated loan amount	$ 1,513	$ 2,917	$ 3,746
Percentage of renegotiated loans	27.00%	55.00%	55.00%
Due to Concerns About Current or Potential Credit Deterioration | Performing loans
Financial instruments
Renegotiated loan amount	$ 4,141	$ 2,434	$ 3,068
Percentage of renegotiated loans	73.00%	45.00%	45.00%
Commercial, financial and industrial loans
Financial instruments
Renegotiated loan amount	$ 3,070	$ 3,533	$ 4,329
Commercial, financial and industrial loans | Loans to customers (non-performing)
Financial instruments
Renegotiated loan amount	912	2,318	3,011
Commercial, financial and industrial loans | Due to Concerns About Current or Potential Credit Deterioration | Performing loans
Financial instruments
Renegotiated loan amount	2,158	1,215	1,318
Mortgage loans
Financial instruments
Renegotiated loan amount	685	662	1,133
Mortgage loans | Loans to customers (non-performing)
Financial instruments
Renegotiated loan amount	329	293	530
Mortgage loans | Due to Concerns About Current or Potential Credit Deterioration | Performing loans
Financial instruments
Renegotiated loan amount	356	369	603
Installment loans to individuals
Financial instruments
Renegotiated loan amount	1,899	1,156	1,352
Installment loans to individuals | Loans to customers (non-performing)
Financial instruments
Renegotiated loan amount	272	306	205
Installment loans to individuals | Due to Concerns About Current or Potential Credit Deterioration | Performing loans
Financial instruments
Renegotiated loan amount	$ 1,627	$ 850	$ 1,147